Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Equity
Non- vested Restricted stock outstanding, beginning balance	1,450	1,500	1,100
Granted	0	450	400
Issued	0	(500)
Non- vested Restricted stock outstanding, ending balance	1,450	1,450	1,500
Weighted average fair value
Weighted average fair value Non- vested Restricted stock outstanding, beginning balance	$ 1.32	$ 1.76	$ 2.21
Weighted average fair value Non- vested Restricted stock outstanding, granted	0	0.85	0.52
Weighted average fair value Non- vested Restricted stock outstanding, issued	0	2.21	0
Weighted average fair value Non- vested Restricted stock outstanding, ending balance	$ 1.32	$ 1.32	$ 1.76